UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - Parenthetical	6 Months Ended
Jun. 30, 2021
Statement of Stockholders' Equity [Abstract]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member